Other operating expenses (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Other operating expenses
Impairment loss (recovery)			$ (4.3)
Sundry	$ 0.9	$ 1.0
Total Other Operating Expenses	$ 0.9	$ 1.0	$ (4.3)